RBC FUNDS TRUST

RBC BlueBay High Yield Bond Fund (the “Fund”)

Supplement dated July 29, 2024 to the Fund’s summary prospectus (the “Summary Prospectus”), prospectus (the “Prospectus”), and Statement of Additional Information (the “SAI”), each dated January 29, 2024, as may be supplemented from time to time.

This Supplement provides additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Prospectus, and SAI.

Effective immediately, the “Management – Portfolio Managers” section of the Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Tim Leary, Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Fund since 2019.
•	Andrzej Skiba, Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Fund since 2020.
•	Charles Whinery, Portfolio Manager of the Advisor, has been a portfolio manager of the Fund since 2024.

Effective immediately, the “Management – Portfolio Managers” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The Advisor or Sub-Advisor, as applicable, is responsible for the day-to-day management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC BlueBay Emerging Market Debt Fund
Polina Kurdyavko	Head of Emerging Markets, Senior Portfolio Manager	2017	23	MSc (Hons) Finance; CFA Member	Managing Director, Senior Portfolio Manager & Head of Emerging Markets at the Sub-Advisor (2005 to present)

Gary Sedgewick	Portfolio Manager	2024	17	MA (Hons) degree in Accountancy & Finance from Heriot-Watt University; CFA charterholder; CFA Certificate in ESG Investing	Portfolio Manager at the Sub-Advisor (2012 to present)

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC BlueBay High Yield Bond Fund
Tim Leary	Senior Portfolio Manager	2019	18	BS Business Administration	Managing Director, Senior Portfolio Manager at the Advisor (or the Sub-Advisor) (2012 to present)
Andrzej Skiba	Head of U.S. Fixed Income, Senior Portfolio Manager	2020	22	BS (hons), Management (International Business), University of Manchester, CFA Member	Head, U.S. Fixed Income, Senior Portfolio Manager at the Advisor (or the Sub-Advisor) (2005 to present)
Charles Whinery	Portfolio Manager	2024	26	BA, Middlebury College, CFA Charterholder	Portfolio Manager at the Advisor (or the Sub-Advisor) (2010 to present)

RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund
Andrzej Skiba	Head of U.S. Fixed Income, Senior Portfolio Manager	2021	22	BS (hons), Management (International Business), University of Manchester, CFA Charterholder	Head, U.S. Fixed Income, Senior Portfolio Manager at the Advisor (or the Sub-Advisor) (2005 to present)
Brian Svendahl	Senior Portfolio Manager	2021	32	BS, University of Minnesota; BBA and MBA, University of Minnesota, Carlson School of Management; CFA Charterholder and member of the CFA Society of MN	Managing Director and Senior Portfolio Manager at the Advisor since 2005
Neil Sun	Portfolio Manager	2024	12	BBA, Baruch College	Portfolio Manager at the Advisor since 2014

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the Funds they manage is available in the Funds’ SAI.

Effective immediately, the table in “Management – Portfolio Managers – Other Accounts Managed” section of the Fund’s SAI is deleted in its entirety and replaced with the following:

Other Accounts Managed

The following table provides information regarding other mutual funds and accounts for which each Fund’s portfolio managers are jointly and primarily, as applicable, responsible for the day-to-day portfolio management as of September 30, 2023 (except as otherwise noted).

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts

Richard Drage	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	1,862,360,169	0	0

Kenneth Tyszko	SMID Cap Growth Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	11	1,862,360,169	0	0

Lance F. James	Enterprise Fund, Small Cap Core Fund, Microcap	Pooled	4	340,734,439	0	0
		Separate Accounts	5	50,448,214	0	0

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts

	Value Fund and Small Cap Value Fund	Registered Inv. Co.	0	0	0	0

Murphy O’Flaherty	Enterprise Fund, Microcap Value Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0

Alison Kerivan	Small Cap Value Fund	Pooled	1	43,813,127	0	0
		Separate Accounts	4	45,736,259	0	0
		Registered Inv. Co.	0	0	0	0

Brian Svendahl	Access Fund, RBC BlueBay Impact Bond	Pooled	3	927,211,539	0	0
	Fund, RBC BlueBay Core Plus Bond Fund,	Separate Accounts	59	10,287,150,228	0	0
	RBC BlueBay Strategic Income Fund	Registered Inv. Co.	0	0	0	0

Polina Kurdyavko	RBC BlueBay Emerging Market Debt Fund	Pooled	15	2,863,468,538	4	307,965,975
		Separate Accounts	17	7,048,973,319	1	211,323,215
		Registered Inv. Co.	0	0	0	0

Gary Sedgewick	RBC BlueBay Emerging Market Debt Fund	Pooled	2	247,772,002	0	0
		Separate Accounts	3	3,065,317,482	0	0
		Registered Inv. Co.	0	0	0	0

Niel Sun	RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Fund	Pooled	1	120,385,194	0	0
		Separate Accounts	1	232,806,432	0	0
		Registered Inv. Co.	0	0	0	0

Andrzej Skiba	RBC BlueBay High Yield Bond Fund	Pooled	14	11,697,116,077	3	336,758,600
	RBC BlueBay Core Plus Bond Fund,	Separate Accounts	39	14,044,881,931	4	1,628,283,576
	RBC BlueBay Strategic Income Fund	Registered Inv. Co.	0	0	0	0

Tim Leary	RBC BlueBay High Yield Bond Fund	Pooled	4	2,203,161,505	2	209,929,198
		Separate Accounts	19	5,689,145,690	1	382,151,295
		Registered Inv. Co.	0	0	0	0

Charles Whinery[1]	RBC BlueBay High Yield Bond Fund	Pooled	0	0	0	0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0

[1]	Information provided as of July 26, 2024

Effective immediately, the rows relating to the Fund in the “Portfolio Managers’ Holding” table in the section titled “Management – Portfolio Managers – Portfolio Managers’ Beneficial Ownership of the Funds” of the Fund’s SAI are deleted in their entirety and replaced with the following:

RBC BlueBay High Yield Bond Fund
Andrzej Skiba	$0
Tim Leary	$0
Charles Whinery[1]	$0

[1]	Information provided as of July 26, 2024

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE